FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2022	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	4,271,899	—	—	4,271,899
Restricted cash	88,796	—	—	88,796
Loans at fair value	—	—	54,049	54,049
Available-for-sale investments	48,910	888,828	35,000	972,738
Total Assets	4,409,605	888,828	89,049	5,387,482
Liabilities
Payable to investors at fair value (i)	—	—	4,603	4,603
Total Liabilities	—	—	4,603	4,603

December 31, 2023	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	5,791,333	—	—	5,791,333
Restricted cash	267,271	—	—	267,271
Trading securities	76,053	—	—	76,053
Loans at fair value	—	—	677,835	677,835
Available-for-sale investments	276,084	127,000	35,000	438,084
Total Assets	6,410,741	127,000	712,835	7,250,576
Liabilities
Payable to investors at fair value (i)	—	—	447,279	447,279
Total Liabilities	—	—	447,279	447,279

(i): Among the payable to investors at fair value, RMB4,603 and RMB1,517 are recorded as amount due to related parties as of December 31, 2022 and 2023, respectively.

Summary of significant unobservable inputs

		December 31, 2022	December 31, 2023
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	14.0%-36.0%	14.0%-20.0%
	Net cumulative expected loss rates (i)	1.5%-12.1%	0.5%-8.3%
	Cumulative prepayment rates (ii)	10.4%-18.3%	7.5%-18.2%
Payable to investors at fair value	Discount rates	7.5%-8.6%	7.5%-8.3%
(i)	Expressed as a percentage of the loan volume.
(ii)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

Loans At Fair
Value
RMB
Balance as of December 31, 2021	73,734
Origination of loans	56,147
Collection of principals	(92,673)
Change in fair value	16,841

Balance as of December 31, 2022	54,049

Loans At Fair
Value
RMB
Balance as of December 31, 2022	54,049
Origination of loans	1,494,096
Collection of principals	(772,398)
Change in fair value	(97,912)

Balance as of December 31, 2023	677,835

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2021	50,686
Contribution from investors of the consolidated ABFE	—
Interest and penalties received	11,249
Deductible expenses associated with the consolidated ABFE operation	(5,216)
Principal and interest payments to investors of the consolidated ABFE	(92,480)
Changes in fair value	(2,059)
Amount due to related parties (i)	37,820

Balance as of December 31, 2022	—

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2022	—
Contribution from investors of the consolidated ABFE	450,000
Interest and penalties received	58,481
Deductible expenses associated with the consolidated ABFE operation	(5,815)
Principal and interest payments to investors of the consolidated ABFE	(7,770)
Changes in fair value	(52,220)
Amount due to related parties (i)	3,086

Balance as of December 31, 2023	445,762

(i): Among the investors of the ABFE, RMB4,603 and RMB1,517 are recorded as amount due to related parties as of December 31, 2022 and 2023, respectively.